UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Emerging Markets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Emerging Markets Fund
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares		Value
COMMON STOCK: 91.5%
Argentina: 1.0%
235,000	Inversiones y Representaciones S.A. (GDR) *	$3,729,450

Brazil: 9.0%
143,000	Anhanguera Educacional Participacoes S.A. *	2,601,773
284,000	BR Malls Participacoes S.A. *	3,407,070
192,000	Cia Vale do Rio Doce (ADR)	5,462,400
301,600	Cremer S.A. *	3,511,262
305,000	Localiza Rent A Car S.A.	3,103,246
136,000	Petroleo Brasileiro S.A. (ADR)	10,268,000
263,000	Ultrapetrol (Bahamas) Ltd. *	4,368,430
		32,722,181

China/Hong Kong: 10.7%
7,740,000	Beijing Development (Hong Kong) Ltd. * #	4,166,613
12,120,000	Century Sunshine Ecological * #	1,386,810
6,713,000	China Green Holdings Ltd. #	7,238,915
1,200,000	China Infrastruacture Machinery Holdings Ltd. #	2,771,385
5,295,000	China Lifestyle Food & Beverages #	1,674,822
6,934,000	China Rare Earth Hldgs Ltd. #	2,129,017
130,000	Home Inns & Hotels Management, Inc.	4,524,000
10,521,000	PYI Corp. #	4,260,859
10,150,000	Shanghai Real Estate Group Ltd. #	4,379,377
1,891,000	Tian An China Investment Co. Ltd. #	2,318,532
2,040,000	Yanzhou Coal Mining Co Ltd. #	4,171,767
		39,022,097

Hungary: 1.3%
90,000	OTP Bank PCL #	4,891,469

India: 10.5%
520,000	Ansal Properties & Infrastructure Ltd. #	3,658,209
275,000	Gitanjali Gems Ltd. #	2,192,509
513,019	GVK Power & Infrastructure Ltd. #	8,422,537
431,500	Hirco PLC (GBP) * #	3,263,650
341,656	Panacea Biotec Ltd. * #	3,428,005
53,499	Power Grid Corp. *	100,804
257,000	Reliance Capital Ltd. #	10,179,352
960,000	Welspun-Gujarat Stahl Ltd. #	7,106,781
		38,351,847
Indonesia: 1.5%
12,500,000	Bumi Resources Tbk PT #	4,877,550
8,000,000	Mitra Adiperkasa Tbk PT #	691,462
		5,569,012

Israel: 1.8%
1,300,000	Israel Discount Bank Ltd. * #	2,973,950
182,500	Queenco Leisure International Ltd. Reg S (GDR) *	3,416,882
		6,390,832

Kazakhstan: 4.2%
275,000	Halyk Savings Bank (GDR) #	5,512,060
510,300	Kazakhstan Kagazy PLC (GDR) REG S† * #	2,383,101
305,000	KazMunaiGas Exploration (GDR) REG S† #	7,253,181
		15,148,342
Malaysia: 2.6%
6,842,800	KNM Group BHD # *	9,260,326

Mexico: 3.0%
85,000	America Movil S.A. de C.V. (ADR)	5,440,000
485,000	Grupo FAMSA, S.A. de C.V. *	1,977,710
140,000	Grupo Televisa S.A. de C.V.	3,383,800
		10,801,510

Nigeria: 0.6%
1,000,000	Guaranty Trust Bank PLC	238,738
169,700	Guaranty Trust Bank PLC (GDR)	2,007,551
		2,246,289

Panama: 1.1%
103,000	Copa Holdings S.A. (ADR)	4,125,150

Peru 0.8%
45,000	Credicorp (ADR)	3,046,500

Philippines: 1.9%
91,000,000	Megaworld Corp.* #	6,906,262

Poland: 0.5%
417,000	Multimedia Polska S.A.* #	1,843,840

Russia: 5.2%
248,275	C.A.T. Oil A.G. (EUR) * #	6,361,405
100,000	LUKOIL (ADR)	8,330,000
60,000	OAO Gazprom (ADR) #	2,634,600
6,000	Vismpo-Avisma Corp. (USD) #	1,746,744
		19,072,749

Singapore: 4.0%
2,540,000	CSE Global Ltd. * #	2,184,947
3,870,000	Sino-Environment Technology Group Ltd. * #	8,151,528
1,650,000	Wilmar International Ltd. #	4,062,325
		14,398,800

South Africa: 6.4%
180,000	Bidvest Group Ltd. #	3,536,282
2,269,200	FirstRand Ltd. * #	7,279,523
175,000	Naspers Ltd. * #	4,844,034
390,000	Spar Group Ltd. * #	3,121,225
305,000	Standard Bank Group Ltd. #	4,403,894
		23,184,958

South Korea: 10.7%
69,500	Hyundai Mobis #	7,356,007
62,800	Hyunjin Materials Co. Ltd. #	3,091,479
195,000	Finetec Corp. #	4,120,164
137,000	Inzi Controls Co. Ltd. #	1,118,671
126,908	SFA Engineering Corp. #	7,514,701
81,000	SSCP Co. Ltd. * #	2,646,429
51,952	Taewoong Co. Ltd. #	6,141,414
288,000	Won Ik Quartz Corp. #	2,212,304
200,000	Woori Finance Holdings Co. Ltd. #	4,536,451
		38,737,620

Taiwan: 8.3%
851,225	Advantech Co. Ltd. #	2,530,718
1,197,500	Awea Mechantronic Co. Ltd. #	2,737,942
1,345,000	China Ecotek Corp. #	1,849,814
1,120,000	Chrome ATE, Inc. * #	2,748,557
2,012,827	Gemtek Technology Corp. #	5,047,030
1,246,947	HON HAI Precision Industry Co. Ltd. #	9,392,495
520,000	Lumax International Corp. #	1,378,688
326,901	MJC Probe, Inc. #	1,243,548
353,904	Novatek Microelectronics Corp. Ltd. #	1,540,514
448,300	Powertech Technology #	1,808,305
		30,277,611

Thailand: 1.8%
750,613	Airports of Thailand PCL. #	1,356,341
256,000	Banpu PCL	2,599,212
668,976	Minor International PCL Warrants	183,468
	(THB 6.00, exp. 3/29/08) *
1,350,000	Thai Oil PCL *	2,258,206
		6,397,227

Turkey: 3.5%
430,000	Asya Katilim Bankasi A.S. * #	3,505,309
1,249,999	GSD Holding * #	1,692,298
565,000	Sinpas Gayrimenkul Yatirim Ortakligi AS *	3,604,391
420,000	Tav Havalimanlari Holding A.S. * #	3,861,437
		12,663,435

Ukraine: 1.1%
138,000	XXI Century Investments Public Ltd. (GBP)* #	4,067,740

Total Common Stocks
(Cost: $223,612,906)		332,855,247

PREFERRED STOCKS: 4.7%
Brazil: 4.7%
599,064	Cia Vale do Rio Doce	17,109,111
(Cost: $2,810,029)
	Principal
	Amount
REPURCHASE AGREEMENT: 3.7%
State Street Bank & Trust Co.,
3.80% (dated 9/28/07, due 10/1/07,
repurchase price $13,578,298,
collateralized by $13,905,000
Federal Home Loan Bank, 3.75%,
due 8/15/08 with a value of $13,845,612)
(Cost: $13,574,000)	$13,574,000	13,574,000

Total Investments: 100.0%
(Cost: $239,996,935)		363,538,358

Other assets less liabilities: 0.0%		109,798
NET ASSETS: 100.0%		$363,648,156

ADR American Depositary Receipt
EUR Euro
GBP British Pound
GDR Global Depositary Receipt
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar

* Non-income producing
# Indicates a fair valued security which has not been valued utilizing an independent quote, but has .
been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $241,906,878 which represented 66.5% of net assets
† REG S security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration, securities offered and sold outside of the United States. Such a security cannot be sold in the United
States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $242,742,195, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation	$129,787,122
Gross Unrealized Depreciation	(8,990,959)
Net Unrealized Appreciation	$120,796,163

	% of
Summary of Investments by Sector	Investments	Value
Industrial	23.1%	$84,071,389
Financial	22.6	82,127,035
Energy	13.4	48,753,921
Consumer, Cyclical	9.0	32,571,862
Basic Materials	8.6	31,116,868
Consumer, Non-cyclical	6.9	25,230,311
Communications	5.7	20,558,704
Technology	2.6	9,308,032
Utilities	2.3	8,523,341
Diversified	2.1	7,702,895
Repurchase Agreement	3.7	13,574,000
	100.0%	$363,538,358

Security Valuation--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: November 29, 2007